UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        June 30, 2000
                                               -------------------------------

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Elias Asset Management
                  --------------------------------------------------------
Address:          500 Essjay Rd.  Suite 220
                  --------------------------------------------------------
                  Williamsville, NY  14221
                  --------------------------------------------------------

Form 13F File Number:    28-04969
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Brace
        --------------------------------------------------------
Title:  Portfolio Manager
        --------------------------------------------------------
Phone:  716-633-3800
        --------------------------------------------------------

Signature, Place, and Date of Signing:

/S/ Michael Brace                  Williamsville, NY              8/11/00
------------------------------     -----------------              -------
[Signature]                         [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name
         --------------------       ----

         28-04969                            -  [Repeat as necessary.]
         ----------                 -------------------------------

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                  0
                                               --------------
Form 13F Information Table Entry Total:            89
                                               --------------
Form 13F Information Table Value Total:        $528,715
                                               --------------
                                               (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ANONE@ and omit the column headings and list entries.]

         No.      Form 13F File Number               Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]

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                             Elias Asset Management
                                    FORM 13F
                                  June 30, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT & T                         COM              001957109    11700   369962 SH       Sole                   369962
America Online                 COM              02364J104    13002   246480 SH       Sole                   246480
American Express               COM              025816109    13894   266543 SH       Sole                   266543
American International Group   COM              026874107    21695   184635 SH       Sole                   184635
Automatic Data Processing      COM              053015103    13972   260855 SH       Sole                   260855
Bristol Myers Squibb           COM              110122108     1118    19200 SH       Sole                    19200
Cisco Sys Inc.                 COM              17275R102      788    12391 SH       Sole                    12391
Citigroup                      COM              172967101    23285   386468 SH       Sole                   386468
Clear Channel Communications   COM              184502102    15891   211875 SH       Sole                   211875
Coca-Cola Company              COM              191216100    15911   277017 SH       Sole                   277017
Compaq Computer                COM              204493100      710    27794 SH       Sole                    27794
Dell Computer Corp.            COM              247025109    18373   372593 SH       Sole                   372593
Diamonds Trust                 COM              252787106     1044    10000 SH       Sole                    10000
EMC Corp. Mass                 COM              268648102    27825   361663 SH       Sole                   361663
Exxon Mobil Corporation        COM              30231G102    14494   184638 SH       Sole                   184638
Fannie Mae                     COM              313586109    12673   242835 SH       Sole                   242835
General Electric               COM              369604103    29486   556347 SH       Sole                   556347
Home Depot Inc.                COM              437076102    13604   272425 SH       Sole                   272425
Intel Corp.                    COM              458140100    25045   187337 SH       Sole                   187337
International Business Machine COM              459200101      554     5060 SH       Sole                     5060
Lilly, Eli & Co.               COM              532457108    20647   206726 SH       Sole                   206726
Lucent Technologies            COM              549463107    17307   292100 SH       Sole                   292100
Merck and Co.                  COM              589331107    22430   292724 SH       Sole                   292724
Merrill-Lynch                  COM              590188108    21999   191293 SH       Sole                   191293
Microsoft, Inc.                COM              594918104    17074   213430 SH       Sole                   213430
Motorola                       COM              620076109    11833   407161 SH       Sole                   407161
Nasdaq-100                     COM              631100104      934    10000 SH       Sole                    10000
Pfizer                         COM              717081103      376     7834 SH       Sole                     7834
Schering-Plough                COM              806605101      707    14000 SH       Sole                    14000
Tellabs, Inc.                  COM              879664100    16886   246740 SH       Sole                   246740
Texas Instruments              COM              882508104    15476   225305 SH       Sole                   225305
United Technologies            COM              913017109    16383   278269 SH       Sole                   278269
Wal-Mart Stores                COM              931142103    13738   238410 SH       Sole                   238410
Walt Disney Co.                COM              254687106    19611   505276 SH       Sole                   505276
WorldCom Inc.                  COM              98157D106    19563   426439 SH       Sole                   426439
Brandywine Fund                                 10532D107      289 6012.7380SH       Sole                6012.7380
Capital Exchange Fund                           277919205      499 844.7750 SH       Sole                 844.7750
First Mutual Fund                               892880105     2646 131956.0819SH     Sole              131956.0819
American Express               COM                             461     8843 SH       Sole                     8843
American Home Products         COM                            1182    20120 SH       Sole                    20120
American International Group   COM                             282     2396 SH       Sole                     2396
Amgen                          COM                            3638    51790 SH       Sole                    51790
BP Amoco PLC-Spons ADR         COM              055622104      262     4626 SH       Sole                     4626
Bank of New York               COM              064057102      223     4800 SH       Sole                     4800
BellSouth Corp                 COM                             239     5612 SH       Sole                     5612
Bestfoods                      COM              08658U101      699    10100 SH       Sole                    10100
Bristol Myers Squibb           COM                            1778    30525 SH       Sole                    30525
Century Business Services      COM              156490104       19    10000 SH       Sole                    10000
Chevron Corp.                  COM              166751107      364     4290 SH       Sole                     4290
Citigroup                      COM                             321     5325 SH       Sole                     5325
Coca-Cola                      COM                             216     3760 SH       Sole                     3760
Colgate - Palmolive            COM              194162103      503     8400 SH       Sole                     8400
Colonial Bancgroup             COM              195493309      108    12000 SH       Sole                    12000
Computer Task Group            COM              205477102      664   131150 SH       Sole                   131150
Corning Inc.                   COM              219350105      729     2700 SH       Sole                     2700
Dell Computer Corp.            COM                             530    10750 SH       Sole                    10750
DuPont E.I.                    COM                             398     9096 SH       Sole                     9096
EMC Corp/Mass                  COM                             723     9400 SH       Sole                     9400
Exxon Mobil Corporation        COM              30231G102     3330    42418 SH       Sole                    42418
Fannie Mae                     COM                             342     6550 SH       Sole                     6550
General Electric               COM              369604103     5989   113000 SH       Sole                   113000
Gillette Inc.                  COM              375766102     1055    30184 SH       Sole                    30184
Home Depot                     COM                             306     6125 SH       Sole                     6125
Intel Corp.                    COM                            1263     9450 SH       Sole                     9450
International Business Machine COM                            1050     9580 SH       Sole                     9580
Johnson & Johnson              COM              478160104      265     2600 SH       Sole                     2600
Lilly, Eli & Co.               COM                             370     3700 SH       Sole                     3700
Lucent Technologies            COM                             556     9384 SH       Sole                     9384
Mellon Bank Corp.              COM              58551A108      296     8112 SH       Sole                     8112
Merck and Co.                  COM                            1739    22700 SH       Sole                    22700
Merrill-Lynch                  COM              590188108      264     2300 SH       Sole                     2300
Microsoft, Inc.                COM              594918104      571     7132 SH       Sole                     7132
Motorola                       COM                             357    12300 SH       Sole                    12300
Pfizer                         COM                             374     7800 SH       Sole                     7800
Rand Capital Corp.             COM              752185108       22    10000 SH       Sole                    10000
SBC Communications             COM                             381     8809 SH       Sole                     8809
Safari Assoc.                  COM              786363101        8    26500 SH       Sole                    26500
Smithkline Beecham PLC Adr Rep COM              832378301      209     3200 SH       Sole                     3200
Tellabs, Inc.                  COM              879664100      260     3800 SH       Sole                     3800
Texaco Corp                    COM              881694103      245     4600 SH       Sole                     4600
Texas Instruments              COM              882508104      268     3900 SH       Sole                     3900
Trustco Bank Corp.             COM              898349105      316    25320 SH       Sole                    25320
Union Pacific                  COM              907818108      203     5460 SH       Sole                     5460
United Technologies            COM                             437     7425 SH       Sole                     7425
WM Wrigley Jr. Co.             COM              982526105      241     3000 SH       Sole                     3000
Wal-Mart Stores                COM                             245     4250 SH       Sole                     4250
Walgreen and Co.               COM              931422109      257     8000 SH       Sole                     8000
Walt Disney Co.                COM                             488    12570 SH       Sole                    12570
WorldCom                       COM              55268B106      206     4500 SH       Sole                     4500

REPORT SUMMARY                 89                           528715            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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